Receivables, Net (Receivable From Various Parties) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (0.3)	$ (0.3)
Retail outlet gift card sales
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	37.5	33.4
Landlord allowances due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	26.5	9.4
Storage and distribution
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 5.8	$ 6.5